JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.4%
Bahrain — 0.1%
Ahli United Bank BSC	491,872	302,855

Brazil — 13.1%
Alpargatas SA (Preference)	78,578	473,286
Ambev SA*	506,026	1,349,325
B3 SA - Brasil Bolsa Balcao	209,864	2,565,092
Banco Bradesco SA (Preference)	338,187	1,445,701
Banco BTG Pactual SA*	42,122	700,640
Banco do Brasil SA*	142,210	919,797
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	67,919	186,705
BB Seguridade Participacoes SA	116,891	624,055
BR Malls Participacoes SA	58,981	112,726
BRF SA*	91,613	364,763
CCR SA	275,880	795,927
Cia de Saneamento Basico do Estado de Sao Paulo*	78,449	910,580
Cia de Saneamento do Parana*	71,503	418,336
Cia de Transmissao de Energia Eletrica Paulista (Preference)	137,469	596,093
Cia Energetica de Minas Gerais (Preference)*	189,240	436,773
Cia Energetica de Sao Paulo (Preference), Class B	64,372	390,560
Cia Paranaense de Energia (Preference)*	46,531	596,116
Cia Siderurgica Nacional SA	13,651	32,057
Cosan SA	43,648	753,049
CPFL Energia SA	59,360	356,737
Duratex SA*	154,654	474,942
EDP - Energias do Brasil SA	157,361	557,161
Embraer SA*	154,920	226,000
Engie Brasil Energia SA	45,291	399,467
Equatorial Energia SA	168,273	822,890
Fleury SA	80,130	393,388
Gerdau SA (Preference)	92,117	307,789
Grendene SA	203,882	297,036
Hapvida Participacoes e Investimentos SA(a)	47,206	588,203
Hypera SA*	84,075	580,695
Itau Unibanco Holding SA (Preference)	358,965	1,851,062
Itausa SA (Preference)	370,711	758,257
Lojas Renner SA*	130,490	1,027,350
M Dias Branco SA*	13,798	103,368
Natura & Co. Holding SA*	52,410	469,691
Neoenergia SA*	90,142	365,299
Petrobras Distribuidora SA	139,280	608,752
Petroleo Brasileiro SA (Preference)	528,784	2,257,434
Porto Seguro SA	8,313	85,942
Qualicorp Consultoria e Corretora de Seguros SA	79,908	430,441
Rumo SA*	191,058	819,309
Sao Martinho SA*	114,452	473,908
Sul America SA	16,821	164,065
Telefonica Brasil SA (Preference)	91,876	934,162
TIM Participacoes SA*	202,408	614,610
TOTVS SA	111,038	549,810
Transmissora Alianca de Energia Eletrica SA	108,958	606,349
Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	35,760	55,458
Vale SA*	368,491	4,299,786
WEG SA	132,104	1,711,650
YDUQS Participacoes SA	75,217	486,494

		37,349,086

Chile — 1.2%
AES Gener SA	1,618,750	277,539
Aguas Andinas SA, Class A	1,020,821	358,864
Banco de Chile	2,154,270	206,816
Cencosud SA	14,393	25,076
Cia Cervecerias Unidas SA	35,877	278,700
Colbun SA	2,741,812	496,131
Enel Americas SA	6,434,440	998,321
Enel Chile SA	6,712,253	576,304
Engie Energia Chile SA	195,454	280,120
Parque Arauco SA	43,892	75,080

		3,572,951

China — 25.9%
Angang Steel Co. Ltd., Class H	135,800	38,095
Anhui Conch Cement Co. Ltd., Class H	176,000	1,330,938
Anhui Gujing Distillery Co. Ltd., Class A	23,300	709,366
ANTA Sports Products Ltd.	168,000	1,594,822
BAIC Motor Corp. Ltd., Class H(a)	200,500	97,777
Bank of China Ltd., Class H	2,250,000	749,270
Bank of Hangzhou Co. Ltd., Class A	237,100	320,263
Baoshan Iron & Steel Co. Ltd., Class A	471,600	332,092
Beijing Capital International Airport Co. Ltd., Class H	140,000	92,227
Beijing Enterprises Holdings Ltd.	43,500	152,230
Bluestar Adisseo Co., Class A	168,200	342,357
Bosideng International Holdings Ltd.	1,308,000	378,293
BYD Electronic International Co. Ltd.	64,000	224,680
CGN Power Co. Ltd., Class H(a)	2,266,000	476,869
China CITIC Bank Corp. Ltd., Class H	419,000	182,820
China Coal Energy Co. Ltd., Class H	147,000	36,432
China Communications Services Corp. Ltd., Class H	674,000	436,938
China Conch Venture Holdings Ltd.	114,000	490,394
China Construction Bank Corp., Class H	1,275,000	929,642
China Everbright Bank Co. Ltd., Class H	155,000	58,252
China Gas Holdings Ltd.	117,400	353,107
China Lesso Group Holdings Ltd.	196,000	379,202
China Longyuan Power Group Corp. Ltd., Class H	238,000	170,498

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
China Medical System Holdings Ltd.	444,000	539,125
China Merchants Bank Co. Ltd., Class H	182,000	849,391
China Merchants Port Holdings Co. Ltd.	100,000	114,415
China Minsheng Banking Corp. Ltd., Class H	322,800	203,316
China Mobile Ltd.	580,500	3,962,574
China National Building Material Co. Ltd., Class H	578,250	898,014
China Petroleum & Chemical Corp., Class H	1,804,000	768,542
China Resources Cement Holdings Ltd.	396,000	542,161
China Resources Gas Group Ltd.	134,000	660,955
China Resources Land Ltd.	140,000	583,508
China Resources Pharmaceutical Group Ltd.(a)	267,000	151,651
China Resources Power Holdings Co. Ltd.	318,000	405,415
China Shenhua Energy Co. Ltd., Class H	502,000	831,208
China South Publishing & Media Group Co. Ltd., Class A	177,100	270,363
China State Construction International Holdings Ltd.	24,000	14,201
China Telecom Corp. Ltd., Class H	2,258,000	670,458
China Unicom Hong Kong Ltd.	964,000	536,202
China Vanke Co. Ltd., Class H	66,300	209,006
China Yangtze Power Co. Ltd., Class A	312,000	819,932
Chinese Universe Publishing and Media Group Co. Ltd., Class A	166,800	302,388
Chongqing Dima Industry Co. Ltd., Class A	568,700	238,320
Chongqing Rural Commercial Bank Co. Ltd., Class H	143,000	57,966
CIMC Enric Holdings Ltd.	68,000	29,512
CITIC Ltd.	402,000	377,314
Citic Pacific Special Steel Group Co. Ltd., Class A	145,976	406,572
CNOOC Ltd.	1,829,000	1,930,510
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	106,000	47,311
COSCO SHIPPING Ports Ltd.	148,000	77,191
Country Garden Services Holdings Co. Ltd.	62,000	374,068
Dali Foods Group Co. Ltd.(a)	681,000	416,195
Daqin Railway Co. Ltd., Class A	360,500	334,577
Datang International Power Generation Co. Ltd., Class H	284,000	37,397
ENN Energy Holdings Ltd.	117,200	1,420,670
Foshan Haitian Flavouring & Food Co. Ltd., Class A	33,720	723,112
Fosun International Ltd.	160,576	183,100
Fujian Sunner Development Co. Ltd., Class A	85,300	350,526
G-bits Network Technology Xiamen Co. Ltd., Class A	9,700	860,327
Geely Automobile Holdings Ltd.	142,000	297,885
Great Wall Motor Co. Ltd., Class H	432,000	421,734
Greattown Holdings Ltd., Class A	326,500	276,032
Gree Electric Appliances, Inc. of Zhuhai, Class A	86,100	700,617
Guangdong Investment Ltd.	484,000	782,520
Guangxi Guiguan Electric Power Co. Ltd., Class A	358,000	228,379
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	34,000	103,543
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	29,600	439,909
Haier Electronics Group Co. Ltd.	169,000	587,243
Haitian International Holdings Ltd.	51,000	117,345
Heilongjiang Agriculture Co. Ltd., Class A	213,900	586,778
Henan Shuanghui Investment & Development Co. Ltd., Class A	44,200	345,608
Henan Zhongyuan Expressway Co. Ltd., Class A	366,600	195,189
Huabao Flavours & Fragrances Co. Ltd., Class A	57,900	458,793
Huadian Power International Corp. Ltd., Class H	8,000	2,427
Huaibei Mining Holdings Co. Ltd., Class A	189,000	251,740
Hualan Biological Engineering, Inc., Class A	55,400	514,966
Huaxin Cement Co. Ltd., Class B	229,400	416,488
Hunan Valin Steel Co. Ltd., Class A	326,700	209,357
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	234,216	392,203
Industrial & Commercial Bank of China Ltd., Class H	3,982,000	2,333,219
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	853,100	308,846
Inner Mongolia Yitai Coal Co. Ltd., Class B	72,200	52,687
Jiangsu Expressway Co. Ltd., Class A*	211,400	296,598
Jiangsu Expressway Co. Ltd., Class H	96,000	102,973
Jiangsu Hengli Hydraulic Co. Ltd., Class A	43,956	383,441
Jiangsu Zhongnan Construction Group Co. Ltd., Class A*	265,100	358,590
Jiangxi Copper Co. Ltd., Class H	85,000	101,595
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	155,500	442,218
Joyoung Co. Ltd., Class A	110,371	617,194
JOYY, Inc., ADR*	3,426	273,463
Kingboard Holdings Ltd.	112,000	327,562
Kunlun Energy Co. Ltd.	624,000	522,770
Kweichow Moutai Co. Ltd., Class A	11,100	2,665,607

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Lee & Man Paper Manufacturing Ltd.(b)	263,000	162,582
Lens Technology Co. Ltd., Class A	61,700	289,453
Li Ning Co. Ltd.	222,000	715,552
Liuzhou Iron & Steel Co. Ltd., Class A	369,500	263,737
Livzon Pharmaceutical Group, Inc., Class A	49,600	386,846
Lomon Billions Group Co. Ltd., Class A	152,000	513,017
Longfor Group Holdings Ltd.(a)	81,500	402,776
Luye Pharma Group Ltd.(a)	265,000	167,496
Maanshan Iron & Steel Co. Ltd., Class H	432,000	116,510
Momo, Inc., ADR	8,102	149,644
Nanjing Iron & Steel Co. Ltd., Class A	651,400	306,710
PetroChina Co. Ltd., Class H	1,464,000	509,110
Ping An Insurance Group Co. of China Ltd., Class H	254,500	2,685,288
Postal Savings Bank of China Co. Ltd., Class H(a)	1,251,000	689,225
Sansteel Minguang Co. Ltd. Fujian, Class A	255,900	260,954
Sany Heavy Industry Co. Ltd., Class A	238,900	721,526
SDIC Power Holdings Co. Ltd., Class A*	546,400	673,785
Seazen Group Ltd.*	94,000	89,145
Shaanxi Coal Industry Co. Ltd., Class A	324,300	375,646
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	81,300	333,499
Shandong Chenming Paper Holdings Ltd., Class A	390,600	304,152
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	113,400	375,437
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	280,000	713,042
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	41,600	323,566
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	29,100	51,737
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	312,500	285,000
Shenzhen Expressway Co. Ltd., Class H	296,000	282,339
Shenzhen Gas Corp. Ltd., Class A	278,700	310,749
Shenzhen International Holdings Ltd.	73,044	119,204
Shenzhen Jinjia Group Co. Ltd., Class A	191,400	314,193
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	12,100	601,130
Shenzhou International Group Holdings Ltd.	64,500	770,435
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	71,000	324,136
Sichuan Expressway Co. Ltd., Class A	368,200	188,073
Sihuan Pharmaceutical Holdings Group Ltd.	661,000	67,516
Sinopec Shanghai Petrochemical Co. Ltd., Class H	246,000	54,772
Sinotruk Hong Kong Ltd.	229,500	716,190
Sunac China Holdings Ltd.	112,000	528,109
Tangshan Jidong Cement Co. Ltd., Class A	136,600	374,487
Tianhe Chemicals Group Ltd.*‡	20,000	—
Weichai Power Co. Ltd., Class A	259,656	601,494
Weichai Power Co. Ltd., Class H	402,000	860,950
Weifu High-Technology Group Co. Ltd., Class A	113,900	359,160
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	120,000	783,277
Wuliangye Yibin Co. Ltd., Class A	49,000	1,525,062
Xiamen ITG Group Corp. Ltd., Class A	267,600	266,835
Xinhua Winshare Publishing and Media Co. Ltd., Class A	156,000	250,413
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	40,840	41,112
Xinxing Ductile Iron Pipes Co. Ltd., Class A	507,000	270,188
Xinyangfeng Agricultural Technology Co. Ltd., Class A	118,900	195,632
Yangzijiang Shipbuilding Holdings Ltd.	526,700	352,945
Yanzhou Coal Mining Co. Ltd., Class H	622,000	486,206
Yintai Gold Co. Ltd., Class A	126,500	344,971
Yuexiu Property Co. Ltd.	612,000	112,203
Zhaojin Mining Industry Co. Ltd., Class H	66,500	84,263
Zhejiang Expressway Co. Ltd., Class H	366,000	272,176
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	399,000	466,746
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	128,280	435,210
Zhongsheng Group Holdings Ltd.	85,500	528,541
Zijin Mining Group Co. Ltd., Class H	406,000	255,236
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H*	665,600	686,231
ZTO Express Cayman, Inc., ADR	27,390	1,014,800

		73,899,995

Colombia — 0.4%
Bancolombia SA (Preference)	84,307	598,483
Ecopetrol SA	902,537	502,887
Grupo Aval Acciones y Valores SA (Preference)	768,065	179,002

		1,280,372

Czech Republic — 0.1%
Moneta Money Bank A/S(a)	49,328	112,304
O2 Czech Republic A/S*	14,052	134,495

		246,799

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Egypt — 0.2%
Commercial International Bank Egypt SAE	127,794	502,975
ElSewedy Electric Co.	456,425	192,673

		695,648

Greece — 1.0%
Hellenic Telecommunications Organization SA	59,520	875,749
JUMBO SA	35,702	696,581
Mytilineos SA	58,643	548,169
OPAP SA	74,863	678,175

		2,798,674

Hong Kong — 0.3%
Kingboard Laminates Holdings Ltd.	324,000	364,492
Nine Dragons Paper Holdings Ltd.	429,000	450,593

		815,085

Hungary — 0.6%
Magyar Telekom Telecommunications plc	114,291	144,071
OTP Bank Nyrt.*	22,069	790,443
Richter Gedeon Nyrt.	37,460	866,725

		1,801,239

India — 8.9%
Asian Paints Ltd.	13,689	313,422
Bajaj Auto Ltd.	12,144	487,151
Bajaj Holdings & Investment Ltd.	1,254	44,481
Bharat Petroleum Corp. Ltd.	70,038	386,429
Bharti Infratel Ltd.	140,455	360,198
Castrol India Ltd.	33,194	50,297
Coal India Ltd.	103,156	178,013
Colgate-Palmolive India Ltd.	8,651	164,355
Dabur India Ltd.	69,218	474,344
Divi’s Laboratories Ltd.	12,955	453,246
Dr Reddy’s Laboratories Ltd.	13,402	811,612
GAIL India Ltd.	58,612	75,743
Glenmark Pharmaceuticals Ltd.	195	1,180
Havells India Ltd.	6,418	49,904
HCL Technologies Ltd.	89,077	837,485
Hindalco Industries Ltd.	32,447	70,961
Hindustan Petroleum Corp. Ltd.	58,481	167,945
Hindustan Unilever Ltd.	97,683	2,881,574
Hindustan Zinc Ltd.	11,164	31,411
Housing Development Finance Corp. Ltd.	67,433	1,603,724
ICICI Lombard General Insurance Co. Ltd.(a)	8,108	141,078
Indian Oil Corp. Ltd.	121,811	143,848
Infosys Ltd.	303,793	3,906,214
ITC Ltd.	373,730	968,909
JSW Steel Ltd.	24,486	72,285
Larsen & Toubro Infotech Ltd.(a)	787	25,353
Mphasis Ltd.	5,647	87,369
Muthoot Finance Ltd.	2,851	48,491
Nestle India Ltd.	3,253	716,494
NHPC Ltd.	392,129	106,308
NMDC Ltd.	53,608	60,124
NTPC Ltd.	345,048	400,482
Oil & Natural Gas Corp. Ltd.	218,571	228,545
Oil India Ltd.	18,876	24,372
Petronet LNG Ltd.	85,394	282,610
Piramal Enterprises Ltd.	7,210	141,649
Power Grid Corp. of India Ltd.	112,318	267,296
REC Ltd.	89,764	119,938
Reliance Industries Ltd.	158,082	4,371,851
Sun Pharmaceutical Industries Ltd.	11,244	79,868
Tata Consultancy Services Ltd.	70,016	2,127,132
Tata Power Co. Ltd. (The)	88,947	57,806
Tech Mahindra Ltd.	22,145	200,955
Titan Co. Ltd.*	23,805	331,078
Torrent Power Ltd.	18,763	81,562
United Breweries Ltd.	4,960	63,030
UPL Ltd.*	23,397	149,307
Vedanta Ltd.	129,821	198,455
Wipro Ltd.	106,810	400,381

		25,246,265

Indonesia — 3.2%
Adaro Energy Tbk. PT	5,249,700	392,667
Bank Central Asia Tbk. PT	1,210,600	2,593,072
Bank Mandiri Persero Tbk. PT	443,900	176,428
Bank Rakyat Indonesia Persero Tbk. PT	7,325,800	1,591,276
Bukit Asam Tbk. PT	1,116,500	156,130
Charoen Pokphand Indonesia Tbk. PT*	1,515,900	647,310
Gudang Garam Tbk. PT*	108,900	373,390
Hanjaya Mandala Sampoerna Tbk. PT	1,925,900	226,081
Indofood CBP Sukses Makmur Tbk. PT	233,700	147,280
Indofood Sukses Makmur Tbk. PT	870,800	385,949
Kalbe Farma Tbk. PT	5,064,100	544,760
Matahari Department Store Tbk. PT*	544,100	48,501
Media Nusantara Citra Tbk. PT*	3,954,500	222,401
Telekomunikasi Indonesia Persero Tbk. PT	6,855,300	1,429,878
XL Axiata Tbk. PT	1,930,700	331,714

		9,266,837

Kuwait — 1.4%
Agility Public Warehousing Co. KSC	250,553	530,244
Gulf Bank KSCP	165,000	103,138
Humansoft Holding Co. KSC*	17,134	153,187
Kuwait Finance House KSCP	391,575	752,320
Mobile Telecommunications Co. KSC	473,442	854,816
National Bank of Kuwait SAKP	583,465	1,527,211

		3,920,916

Malaysia — 3.1%
AMMB Holdings Bhd.	276,800	189,630
Astro Malaysia Holdings Bhd.	361,200	68,049
Axiata Group Bhd.	520,400	393,396
CIMB Group Holdings Bhd.	411,455	349,167
DiGi.Com Bhd.	415,000	416,095
Gamuda Bhd.	90,700	76,394
Hartalega Holdings Bhd.	321,200	1,543,404

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Hong Leong Financial Group Bhd.	18,100	57,759
Malayan Banking Bhd.	69,808	126,377
Maxis Bhd.	536,900	671,025
MISC Bhd.	256,200	476,943
Nestle Malaysia Bhd.	11,100	371,358
Petronas Dagangan Bhd.	56,700	287,699
Petronas Gas Bhd.	176,200	700,708
PPB Group Bhd.	157,560	733,385
Press Metal Aluminium Holdings Bhd.	130,800	149,563
RHB Bank Bhd.	163,000	193,016
Telekom Malaysia Bhd.	420,000	396,357
Tenaga Nasional Bhd.	574,300	1,549,858

		8,750,183

Mexico — 3.9%
Alfa SAB de CV, Class A	771,060	418,531
Alpek SAB de CV	35,457	27,722
Arca Continental SAB de CV	81,406	408,438
Banco del Bajio SA*(a)	47,939	37,050
Cemex SAB de CV	1,434,283	439,533
Coca-Cola Femsa SAB de CV	118,796	493,493
El Puerto de Liverpool SAB de CV, Class C1	32,016	78,217
Fibra Uno Administracion SA de CV, REIT	380,453	307,542
Fomento Economico Mexicano SAB de CV	179,703	1,106,237
Gruma SAB de CV, Class B	33,182	389,000
Grupo Aeroportuario del Centro Norte SAB de CV*	120,734	503,714
Grupo Aeroportuario del Pacifico SAB de CV, Class B	88,860	598,802
Grupo Aeroportuario del Sureste SAB de CV, Class B*	47,508	476,041
Grupo Carso SAB de CV, Series A1	78,653	155,504
Grupo Elektra SAB de CV	4,926	263,841
Grupo Financiero Banorte SAB de CV, Class O*	220,323	789,124
Grupo Mexico SAB de CV, Series B	545,535	1,381,793
Kimberly-Clark de Mexico SAB de CV, Class A	390,839	642,588
Megacable Holdings SAB de CV	107,727	322,285
Orbia Advance Corp. SAB de CV	99,076	157,106
Promotora y Operadora de Infraestructura SAB de CV*	57,722	423,130
Wal-Mart de Mexico SAB de CV	700,707	1,649,204

		11,068,895

Pakistan — 0.1%
Oil & Gas Development Co. Ltd.	327,604	224,903

Philippines — 0.9%
BDO Unibank, Inc.	138,070	246,915
Bloomberry Resorts Corp.	197,900	25,539
Globe Telecom, Inc.	10,345	434,145
International Container Terminal Services, Inc.	59,820	117,440
JG Summit Holdings, Inc.	343,690	437,746
Manila Electric Co.	68,130	367,820
Metro Pacific Investments Corp.	5,120,200	326,389
PLDT, Inc.	13,960	378,055
San Miguel Corp.	66,360	133,973

		2,468,022

Qatar — 1.6%
Barwa Real Estate Co.	23,623	20,485
Commercial Bank PSQC (The)	163,719	185,186
Industries Qatar QSC	304,315	653,002
Masraf Al Rayan QSC	376,340	408,696
Ooredoo QPSC	89,117	165,045
Qatar Electricity & Water Co. QSC	91,797	428,205
Qatar Fuel QSC	108,608	483,706
Qatar Gas Transport Co. Ltd.	642,108	495,496
Qatar International Islamic Bank QSC	66,244	149,378
Qatar National Bank QPSC	299,848	1,493,164
United Development Co. QSC	166,792	52,762

		4,535,125

Russia — 6.5%
Aeroflot PJSC*	276,287	308,157
Federal Grid Co. Unified Energy System PJSC	213,745,518	573,479
Gazprom PJSC	1,112,680	2,736,527
Inter RAO UES PJSC	10,879,056	849,045
LUKOIL PJSC	46,587	3,198,902
Magnit PJSC	13,337	820,829
Magnitogorsk Iron & Steel Works PJSC	653,359	352,756
MMC Norilsk Nickel PJSC	5,968	1,580,602
Mobile TeleSystems PJSC	202,685	892,801
ROSSETI PJSC	24,603,966	529,502
Rostelecom PJSC	466,419	565,798
RusHydro PJSC*	64,805,927	664,844
Sberbank of Russia PJSC	1,005,026	3,009,336
Sistema PJSFC	1,681,755	450,398
Surgutneftegas PJSC (Preference)	898,395	453,402
Tatneft PJSC	166,624	1,243,050
Unipro PJSC	4,117,732	157,351

		18,386,779

Saudi Arabia — 2.2%
Abdullah Al Othaim Markets Co.	7,887	251,930
Almarai Co. JSC	41,773	596,928
Etihad Etisalat Co.*	99,657	717,704
Jarir Marketing Co.	14,242	582,776
Mobile Telecommunications Co. Saudi Arabia*	206,362	624,312
Saudi Airlines Catering Co.	18,775	412,113
Saudi Cement Co.	33,465	499,691
Saudi Electricity Co.	136,991	570,620
Saudi Ground Services Co.	41,664	324,439
Saudi Telecom Co.	30,429	792,038
Savola Group (The)	39,765	491,548
Yanbu Cement Co.	36,215	302,093

		6,166,192

South Africa — 5.0%
Absa Group Ltd.	68,682	318,308
African Rainbow Minerals Ltd.	12,191	139,185
AVI Ltd.	92,042	380,310
Barloworld Ltd.	134,245	517,805

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Bid Corp. Ltd.	62,560	1,031,847
Bidvest Group Ltd. (The)	35,813	276,446
Capitec Bank Holdings Ltd.	5,135	265,691
Clicks Group Ltd.	61,473	820,370
Foschini Group Ltd. (The)	55,816	229,006
Kumba Iron Ore Ltd.	10,893	352,257
Motus Holdings Ltd.	123,753	204,811
Mr Price Group Ltd.	56,984	421,416
MultiChoice Group Ltd.*	89,517	551,603
Naspers Ltd., Class N	32,638	5,938,525
Nedbank Group Ltd.	38,247	234,738
Netcare Ltd.	641,516	510,398
Pick n Pay Stores Ltd.	67,042	176,648
RMB Holdings Ltd.	72,398	5,766
SPAR Group Ltd. (The)	2,484	23,931
Tiger Brands Ltd.	43,073	444,318
Truworths International Ltd.	180,603	344,750
Tsogo Sun Gaming Ltd.	265,296	49,942
Vodacom Group Ltd.	130,545	980,820

		14,218,891

Taiwan — 12.5%
Advantech Co. Ltd.	56,093	590,334
Asia Cement Corp.	523,000	712,929
Chang Hwa Commercial Bank Ltd.	243,912	158,121
Chicony Electronics Co. Ltd.	169,551	502,201
China Steel Corp.	804,000	543,912
Chunghwa Telecom Co. Ltd.	504,000	1,883,515
CTBC Financial Holding Co. Ltd.	2,169,395	1,436,667
E.Sun Financial Holding Co. Ltd.	1,249,938	1,156,575
Eclat Textile Co. Ltd.	45,000	531,888
Eva Airways Corp.	77	28
Far Eastern New Century Corp.	761,000	665,473
Far EasTone Telecommunications Co. Ltd.	291,000	626,954
First Financial Holding Co. Ltd.	1,017,806	820,195
Formosa Chemicals & Fibre Corp.	280,000	644,187
Formosa Petrochemical Corp.	226,000	629,909
Formosa Plastics Corp.	606,000	1,622,991
Formosa Taffeta Co. Ltd.	298,000	307,362
Globalwafers Co. Ltd.	29,000	415,128
Hotai Motor Co. Ltd.	60,000	1,372,255
Hua Nan Financial Holdings Co. Ltd.	942,448	646,384
Lite-On Technology Corp.	287,000	485,544
Mega Financial Holding Co. Ltd.	1,144,233	1,263,181
Nan Ya Plastics Corp.	707,000	1,474,319
Novatek Microelectronics Corp.	78,000	773,203
Pou Chen Corp.	694,000	629,171
President Chain Store Corp.*	108,000	1,031,631
Realtek Semiconductor Corp.*	64,000	816,523
SinoPac Financial Holdings Co. Ltd.	1,081,580	393,162
Synnex Technology International Corp.	25,200	37,641
Taishin Financial Holding Co. Ltd.	489	223
Taiwan Business Bank	604,069	208,381
Taiwan Cement Corp.	664,884	1,021,270
Taiwan Cooperative Financial Holding Co. Ltd.	968,562	707,430
Taiwan Fertilizer Co. Ltd.	341,000	650,081
Taiwan High Speed Rail Corp.	461,000	524,824
Taiwan Mobile Co. Ltd.	304,000	1,089,259
Taiwan Semiconductor Manufacturing Co. Ltd.	400,000	5,821,441
Uni-President Enterprises Corp.	675,000	1,647,442
Wistron Corp.	466,000	546,008
Yuanta Financial Holding Co. Ltd.	1,854,665	1,141,136

		35,528,878

Thailand — 3.2%
Advanced Info Service PCL	193,600	1,149,240
Bangkok Bank PCL, NVDR	42,600	136,271
Bangkok Dusit Medical Services PCL, Class F	463,900	329,713
Digital Telecommunications Infrastructure Fund, Class F	739,400	358,093
Electricity Generating PCL	84,300	642,493
Home Product Center PCL	1,355,500	678,327
Intouch Holdings PCL, NVDR	337,300	615,300
Krung Thai Bank PCL	894,700	283,459
Osotspa PCL, NVDR	197,600	269,742
PTT Exploration & Production PCL	283,400	830,611
PTT PCL	1,828,800	2,205,719
Ratch Group PCL	305,600	586,503
Siam Commercial Bank PCL (The)	359,600	775,197
Thai Union Group PCL, Class F	664,100	285,740
Total Access Communication PCL	44,800	52,782

		9,199,190

Turkey — 2.6%
Anadolu Efes Biracilik ve Malt Sanayii A/S	110,947	307,324
Arcelik A/S*	126,403	418,684
Aselsan Elektronik Sanayi ve Ticaret A/S	83,321	420,120
BIM Birlesik Magazalar A/S	97,856	999,048
Coca-Cola Icecek A/S	48,670	313,019
Eregli Demir ve Celik Fabrikalari TAS	347,850	380,033
Ford Otomotiv Sanayi A/S	52,683	624,213
Haci Omer Sabanci Holding A/S	287,249	344,222
Koza Altin Isletmeleri A/S*	29,140	361,564
TAV Havalimanlari Holding A/S	150,447	358,782
Tekfen Holding A/S	206,239	451,231
Tofas Turk Otomobil Fabrikasi A/S	148,446	539,611
Turk Hava Yollari AO*	186,306	283,145
Turk Telekomunikasyon A/S	518,798	538,170
Turkcell Iletisim Hizmetleri A/S	356,552	756,854
Turkiye Vakiflar Bankasi TAO, Class D*	465,059	301,189

		7,397,209

United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	203,640	279,050
Abu Dhabi Islamic Bank PJSC	73,469	74,523
Aldar Properties PJSC	487,227	231,495
Dubai Islamic Bank PJSC	154,995	158,422
Emaar Malls PJSC*	191,723	69,774
Emirates Telecommunications Group Co. PJSC	285,595	1,291,311
First Abu Dhabi Bank PJSC	298,358	904,751

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
		3,009,326

United States — 0.3%
JBS SA	211,995	880,645

TOTAL COMMON STOCKS (Cost $289,850,673)		283,030,960

	No. of Rights
RIGHTS — 0.0%(c)
China — 0.0%
Legend Holdings Corp., expiring 12/31/2020*	2,638	—

South Africa — 0.0%(c)
Foschini Group Ltd. (The), expiring 8/7/2020*	22,326	35,787

TOTAL RIGHTS (Cost $–)		35,787

	Shares
SHORT-TERM INVESTMENTS — 0.0%(c)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0%(c)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(d)(e)(Cost $85,475) 85,475		85,475

Total Investments — 99.4% (Cost $289,936,148)		283,152,222
Other Assets Less Liabilities — 0.6%		1,665,990

Net Assets — 100.0%		284,818,212

Percentages indicated are based on net assets.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.8%
Oil, Gas & Consumable Fuels	10.0
Wireless Telecommunication Services	5.7
Metals & Mining	4.8
Electric Utilities	4.1
Food Products	4.1
Diversified Telecommunication Services	3.8
Beverages	3.5
Semiconductors & Semiconductor Equipment	2.8
IT Services	2.7
Chemicals	2.5
Food & Staples Retailing	2.4
Independent Power and Renewable Electricity Producers	2.3
Construction Materials	2.3
Textiles, Apparel & Luxury Goods	2.1
Pharmaceuticals	2.1
Internet & Direct Marketing Retail	2.1
Transportation Infrastructure	2.1
Specialty Retail	2.0
Machinery	1.7
Gas Utilities	1.5
Industrial Conglomerates	1.4
Insurance	1.3
Household Products	1.2
Real Estate Management & Development	1.2
Capital Markets	1.2
Health Care Equipment & Supplies	1.0
Others (each less than 1.0%)	14.3
Short-Term Investments	0.0	(f)

Abbreviations

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-voting depository receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is $81,291.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2020.
(f)	Amount rounds to less than 0.1%.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of July 31, 2020:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	30	09/2020	USD	1,604,250	120,308

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Bahrain	$—	$302,855		$—		$302,855
Brazil	37,349,086	—		—		37,349,086
Chile	3,572,951	—		—		3,572,951
China	1,527,052	72,372,943		—	(a)	73,899,995
Colombia	1,280,372	—		—		1,280,372
Czech Republic	—	246,799		—		246,799
Egypt	—	695,648		—		695,648
Greece	—	2,798,674		—		2,798,674
Hong Kong	—	815,085		—		815,085
Hungary	—	1,801,239		—		1,801,239
India	—	25,246,265		—		25,246,265
Indonesia	—	9,266,837		—		9,266,837
Kuwait	153,187	3,767,729		—		3,920,916
Malaysia	—	8,750,183		—		8,750,183
Mexico	11,068,895	—		—		11,068,895
Pakistan	—	224,903		—		224,903
Philippines	—	2,468,022		—		2,468,022
Qatar	—	4,535,125		—		4,535,125
Russia	18,386,779	—		—		18,386,779
Saudi Arabia	499,691	5,666,501		—		6,166,192
South Africa	2,837,244	11,381,647		—		14,218,891
Taiwan	—	35,528,878		—		35,528,878
Thailand	3,786,498	5,412,692		—		9,199,190
Turkey	2,135,217	5,261,992		—		7,397,209
United Arab Emirates	—	3,009,326		—		3,009,326
United States	880,645	—		—		880,645

Total Common Stocks	83,477,617	199,553,343		—	(a)	283,030,960

Rights
China	—	—	(a)	—		—	(a)
South Africa	35,787	—		—		35,787

Total Rights	35,787	—	(a)	—		35,787

Short-Term Investments
Investment of cash collateral from securities loaned	85,475	—		—		85,475

Total Investments in Securities	$83,598,879	$199,553,343		$—	(a)	$283,152,222

Appreciation in Other Financial Instruments
Futures Contracts	$120,308	$—		$—		$120,308

(a)	Value is zero.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	$1,212,618	$3,699,335	$4,826,478	$—	$—	$85,475	85,475	$2,773	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	670,911	913,397	1,584,308	—	—	—	—	1,316	—

Total	$1,883,529	$4,612,732	$6,410,786	$—	$—	$85,475		$4,089	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.